                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03634
 -------------------------------------------------------------------------------

                          The Guardian Bond Fund, Inc.
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



Frank L. Pepe                                      Thomas G. Sorell
The Guardian Bond Fund, Inc.                       The Guardian Bond Fund, Inc.
7 Hanover Square                                   7 Hanover Square
New York, N.Y. 10004                               New York, N.Y. 10004

--------------------------------------------------------------------------------
                      (Name address of agents for service)


       Registrant's telephone number, including area code: (800) 221-3253
 -------------------------------------------------------------------------------


                      Date of fiscal year end: December 31
 -------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004
 -------------------------------------------------------------------------------

/ /   THE GUARDIAN BOND FUND                                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Howard W. Chin,
Co-Portfolio Manager

[PHOTO]
Robert Crimmins,
Co-Portfolio Manager

OBJECTIVE:
Maximum current income without undue risk to principal. Capital appreciation is a secondary objective

PORTFOLIO:
At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

INCEPTION:
May 1, 1983

NET ASSETS AT
JUNE 30, 2004:
$351,806,537

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                     MATURITY   PERCENTAGE OF
 COMPANY                               COUPON          DATE     TOTAL NET ASSETS
 U.S. Treasury Notes                   4.375%        5/15/2007        6.76%
 U.S. Treasury Bonds                   6.000%        2/15/2026        3.57
 FHLMC                                 5.500%        12/1/2033        3.47
 FNMA (30 yr. TBA)                     5.500%              N/A        3.39
 FNMA (30 yr. TBA)                     5.000%              N/A        3.16
 Toyota Motor Credit Corp.             1.040%        7/15/2004        2.84
 Citigroup Global Markets Holdings
   Inc.                                1.100%        7/15/2004        2.84
 FNMA                                  3.250%        1/15/2008        2.63
 U.S. Treasury Bonds                   5.375%        2/15/2031        2.16
 Coca-Cola Enterprises, Inc.           1.120%        7/15/2004        2.07

SECTOR ALLOCATION (AS OF 6/30/04 AND 12/31/03)

                                                              THE GUARDIAN BOND FUND, JUNE 30,       THE GUARDIAN BOND FUND,
                                                                            2004                        DECEMBER 31, 2003
                                                              --------------------------------       -----------------------
Mortgage Backed Securities                                                 37.20                              36.86
Corporate Notes/Bonds                                                      25.15                              35.03
Treasury Notes/Bonds                                                       15.29                               3.56
CMOs                                                                        6.56                               4.50
Asset Backed Securities                                                     4.85                               6.15
Short-Term                                                                  4.25                               1.02
CMBS                                                                        3.77                               8.90
Government Agencies                                                         2.93                               3.98

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                 YEAR      1      3      5      10    SINCE INCEPTION
                                TO DATE    YR    YRS    YRS    YRS       5/1/1983
 The Guardian Bond Fund          0.06%    0.41%  6.37%  6.68%  6.89%       8.36%
 Lehman Aggregate Bond Index     0.15%    0.32%  6.36%  6.95%  7.39%       8.94%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
  - The Lehman Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. In addition, the return figures for the indices do not reflect sales charges that an investor may pay when purchasing or redeeming shares of the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian Bond Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



ASSET BACKED SECURITIES -- 4.8%
Principal
Amount                                                  Value
-------------------------------------------------------------
$ 3,420,000  Aesop Funding II LLC
               2003-2A A3
               3.61% due 6/20/2009+              $  3,368,704
  2,200,000  Ameriquest Mtg. Secs. Inc.
               2003-5 A6
               4.541% due 7/25/2033                 2,157,341
    570,387  Amresco
               1997-1 MIF
               7.42% due 3/25/2027                    569,490
  3,300,000  CNH Equipment Tr.
               2003-A A4B
               2.57% due 9/15/2009                  3,218,461
  3,600,000  Residential Funding Mortgage Secs.
               2003-HS3 AI2
               3.15% due 7/25/2018                  3,520,981
  4,100,000  Vanderbilt Acquisition Loan Tr.
               2002-1 A3
               5.70% due 9/7/2023                   4,147,281
-------------------------------------------------------------
             TOTAL ASSET BACKED SECURITIES
               (COST $17,259,955)                  16,982,258
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.6%
             FHLMC
               H006 A2
$ 4,316,311    2.837% due 2/15/2010              $  4,238,948
               2693 QE
  6,000,000    5.50% due 9/15/2028 (1)              6,074,461
               2430 GD
  1,420,613    6.50% due 11/15/2030                 1,443,224
               2744 VC
  2,618,420    5.50% due 4/15/2011                  2,718,411
               2744 PC
  3,500,000    5.50% due 1/15/2031                  3,667,270
             FNMA
               2003-74 ZK
  1,596,707    3.50% due 8/25/2033                  1,577,578
               2001-51 PH
  2,814,000    6.00% due 8/25/2030                  2,920,005
    385,718  GNMA
               2003-75 WF
               2.61% due 5/20/2033 (2)                386,045
-------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS
               (COST $23,369,472)                  23,025,942
-------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.8%
$ 1,771,949  First Union National Bank Comm'l.
               Mtg. Tr.
               2000-C2 A1
               6.94% due 10/15/2032              $  1,890,222
  2,083,783  GMAC Comm'l. Mtg. Sec., Inc.
               1997-C1 A3
               6.869% due 7/15/2029                 2,232,359
  3,600,000  Greenwich Capital Comm'l. Funding
               Corp.
               2004-GG1 A7
               5.317% due 6/10/2036 (2)             3,594,378
  2,505,000  Midland Realty Acceptance Corp.
               1996-C1 C
               7.927% due 8/25/2028 (1)             2,707,823
  2,814,384  Mortgage Capital Funding, Inc.
               1997-MC1 A3
               7.288% due 7/20/2027                 2,903,534
-------------------------------------------------------------
             TOTAL COMMERCIAL MORTGAGE BACKED
               SECURITIES
               (COST $13,608,092)                  13,328,316
-------------------------------------------------------------
CORPORATE BONDS -- 23.9%
AEROSPACE AND DEFENSE -- 0.4%
$   600,000  Lockheed Martin Corp.
               8.50% due 12/1/2029               $    752,616
    200,000  Northrop Grumman Corp.
               7.125% due 2/15/2011                   224,754
    500,000  TRW, Inc.
               7.75% due 6/1/2029                     582,701
                                                 ------------
                                                    1,560,071
-------------------------------------------------------------
AUTOMOTIVE -- 1.5%
  1,000,000  DaimlerChrysler NA Hldg.
               4.05% due 6/4/2008                     980,525
             Ford Motor Credit Co.
  1,100,000    6.50% due 1/25/2007                  1,155,799
  1,000,000    7.00% due 10/1/2013                  1,009,466
    800,000    7.375% due 10/28/2009                  853,781
    715,000  General Motors Corp.
               8.375% due 7/15/2033                   756,822
    500,000  Lear Corp.
               8.11% due 5/15/2009                    569,524
                                                 ------------
                                                    5,325,917
-------------------------------------------------------------
CHEMICALS -- 0.2%
    800,000  Potash Corp.
               4.875% due 3/1/2013                    766,574
-------------------------------------------------------------
ENERGY -- 1.2%
    650,000  Canadian Oil Sands Ltd.
               5.80% due 8/15/2013+                   649,181
  1,000,000  Pioneer Natural Resources Co.
               7.20% due 1/15/2028                  1,064,930
    538,000  Pride Int'l., Inc.
               9.375% due 5/1/2007                    548,760
  1,300,000  RAS Laffan Liquefied Natural Gas
               3.437% due 9/15/2009+                1,270,100
    650,000  Western Oil Sands, Inc.
               8.375% due 5/1/2012                    705,250
                                                 ------------
                                                    4,238,221
-------------------------------------------------------------
ENERGY-REFINING -- 0.4%
  1,000,000  Tosco Corp.
               8.125% due 2/15/2030                 1,233,379
-------------------------------------------------------------
ENTERTAINMENT -- 0.6%
  1,800,000  Time Warner, Inc.
               7.57% due 2/1/2024                   1,943,712
-------------------------------------------------------------
ENVIRONMENTAL -- 0.5%
  1,650,000  Waste Management, Inc.
               7.375% due 8/1/2010                  1,853,826
-------------------------------------------------------------
FINANCE COMPANIES -- 1.8%
  1,000,000  Capital One Bank
               5.75% due 9/15/2010                  1,027,684
  1,000,000  CIT Group, Inc.
               1.48% due 5/18/2007 (2)                998,812
    400,000  General Electric Capital Corp.
               6.75% due 3/15/2032                    430,006

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

June 30, 2004 (Unaudited)


-------------------------------------------------------------
Principal
Amount                                                  Value
-------------------------------------------------------------
             General Motors Acceptance Corp.
$ 1,000,000    6.125% due 9/15/2006              $  1,041,360
    820,000    6.875% due 9/15/2011                   840,744
  1,000,000  Household Finance Corp.
               6.375% due 11/27/2012                1,060,281
    750,000  MBNA America Bank Nat'l.
               7.125% due 11/15/2012                  827,021
                                                 ------------
                                                    6,225,908
-------------------------------------------------------------
FINANCIAL -- 0.8%
    850,000  Goldman Sachs Group, Inc.
               5.70% due 9/1/2012                     862,228
    750,000  Lehman Brothers Hldgs., Inc.
               6.625% due 1/18/2012                   814,380
    900,000  Morgan Stanley
               6.60% due 4/1/2012                     968,908
                                                 ------------
                                                    2,645,516
-------------------------------------------------------------
FINANCIAL-BANKS -- 1.9%
    900,000  Bank America Corp.
               4.875% due 9/15/2012                   876,925
  1,500,000  Citigroup, Inc.
               5.625% due 8/27/2012                 1,541,865
    700,000  City Nat'l. Corp.
               5.125% due 2/15/2013                   679,677
    900,000  J.P. Morgan Chase & Co.
               5.75% due 1/2/2013                     914,724
    450,000  Regions Financial Corp.
               6.375% due 5/15/2012                   481,482
    500,000  Sovereign Bank
               5.125% due 3/15/2013                   475,302
    675,000  Wells Fargo Bank NA
               6.45% due 2/1/2011                     735,949
  1,000,000  Zions Bancorp
               6.00% due 9/15/2015                  1,008,249
                                                 ------------
                                                    6,714,173
-------------------------------------------------------------
FOOD AND BEVERAGE -- 0.5%
  1,650,000  Kellogg Co.
               2.875% due 6/1/2008                  1,579,434
-------------------------------------------------------------
GAMING -- 0.3%
  1,000,000  Int'l. Game Technology
               8.375% due 5/15/2009                 1,176,439
-------------------------------------------------------------
HOME CONSTRUCTION -- 0.8%
  1,000,000  D.R. Horton, Inc.
               5.875% due 7/1/2013                    950,000
  1,000,000  Lennar Corp.
               9.95% due 5/1/2010                   1,112,290
    700,000  Ryland Group, Inc.
               5.375% due 6/1/2008                    705,250
                                                 ------------
                                                    2,767,540
-------------------------------------------------------------
INDUSTRIAL-OTHER -- 0.9%
  3,000,000  Aramark Svcs., Inc.
               7.10% due 12/1/2006                  3,226,221
-------------------------------------------------------------
MEDIA-CABLE -- 0.9%
    800,000  AT & T Broadband Corp.
               9.455% due 11/15/2022                1,028,305
  2,100,000  Comcast Cable Comm., Inc.
               6.875% due 6/15/2009                 2,291,625
                                                 ------------
                                                    3,319,930
-------------------------------------------------------------
MEDIA-NONCABLE -- 0.9%
    300,000  News America Hldgs.
               8.00% due 10/17/2016                   354,600
  2,850,000  Scholastic Corp.
               5.75% due 1/15/2007                  2,981,476
                                                 ------------
                                                    3,336,076
-------------------------------------------------------------

-------------------------------------------------------------
Principal
Amount                                                  Value
-------------------------------------------------------------
MERCHANDISING-SUPERMARKETS -- 1.1%
$ 1,000,000  Delhaize America, Inc.
               7.375% due 4/15/2006              $  1,053,775
  1,500,000  Kroger Co.
               7.25% due 6/1/2009                   1,666,362
  1,000,000  Safeway, Inc.
               6.15% due 3/1/2006                   1,045,582
                                                 ------------
                                                    3,765,719
-------------------------------------------------------------
METALS AND MINING -- 0.3%
  1,000,000  Glencore Funding LLC
               6.00% due 4/15/2014+                   927,540
-------------------------------------------------------------
NATURAL GAS-PIPELINES -- 1.7%
  3,500,000  Consolidated Natural Gas Co.
               7.25% due 10/1/2004                  3,543,460
    550,000  Duke Energy Field Svcs.
               8.125% due 8/16/2030                   644,915
  1,000,000  Plains All American Pipeline
               5.625% due 12/15/2013+                 949,261
    800,000  Teppco Partners LP
               6.125% due 2/1/2013                    813,542
                                                 ------------
                                                    5,951,178
-------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.2%
    500,000  Packaging Corp. of America
               5.75% due 8/1/2013                     495,802
    350,000  Weyerhaeuser Co.
               6.00% due 8/1/2006                     368,239
                                                 ------------
                                                      864,041
-------------------------------------------------------------
RAILROADS -- 0.4%
    300,000  CSX Corp.
               4.875% due 11/1/2009                   301,573
  1,000,000  Norfolk Southern Corp.
               6.75% due 2/15/2011                  1,093,812
                                                 ------------
                                                    1,395,385
-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.8%
    225,000  EOP Operating LP
               7.00% due 7/15/2011                    245,231
  1,000,000  Istar Financial, Inc.
               6.00% due 12/15/2010                   993,748
    550,000  Liberty Ppty. LP
               7.25% due 3/15/2011                    615,665
    400,000  Prologis
               5.50% due 3/1/2013                     396,439
    275,000  Regency Centers LP
               6.75% due 1/15/2012                    298,858
    250,000  Simon Ppty. Group LP
               4.90% due 1/30/2014                    233,352
                                                 ------------
                                                    2,783,293
-------------------------------------------------------------
RETAILERS -- 0.8%
    750,000  Staples, Inc.
               7.375% due 10/1/2012                   844,693
  1,927,000  Wal-Mart Stores, Inc.
               8.75% due 12/29/2006                 1,947,175
                                                 ------------
                                                    2,791,868
-------------------------------------------------------------
SERVICES -- 0.3%
  1,050,000  PHH Corp.
               7.125% due 3/1/2013                  1,146,708
-------------------------------------------------------------
TECHNOLOGY -- 0.4%
    400,000  IBM Corp.
               5.875% due 11/29/2032                  389,473
  1,000,000  Jabil Circuit, Inc.
               5.875% due 7/15/2010                 1,032,996
                                                 ------------
                                                    1,422,469
-------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

June 30, 2004 (Unaudited)


-------------------------------------------------------------
Principal
Amount                                                  Value
-------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 1.2%
$   650,000  American Electric Power, Inc.
               5.25% due 6/1/2015                $    623,550
    500,000  FirstEnergy Corp.
               6.45% due 11/15/2011                   518,379
    800,000  Oncor Electric Delivery Co.
               7.25% due 1/15/2033                    887,029
    600,000  Progress Energy, Inc.
               7.00% due 10/30/2031                   617,452
    500,000  Public Service Electric Gas Co.
               5.125% due 9/1/2012                    499,240
  1,000,000  Xcel Energy, Inc.
               3.40% due 7/1/2008                     965,250
                                                 ------------
                                                    4,110,900
-------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 1.0%
    500,000  AT & T Wireless Svcs., Inc.
               8.125% due 5/1/2012                    578,076
  1,350,000  Tritel PCS, Inc.
               10.375% due 1/15/2011                1,559,443
  1,410,000  Verizon Wireless Capital LLC
               5.375% due 12/15/2006                1,469,980
                                                 ------------
                                                    3,607,499
-------------------------------------------------------------
WIRELINE COMMUNICATIONS -- 1.6%
    500,000  Deutsche Telekom Int'l. Finance BV
               8.75% due 6/15/2030 (2)                608,568
             France Telecom S.A.
    800,000    8.75% due 3/1/2011 (2)                 927,057
    300,000    9.50% due 3/1/2031 (2)                 376,506
  1,150,000  Sprint Capital Corp.
               8.375% due 3/15/2012                 1,321,728
    600,000  Telecom Italia Capital
               5.25% due 11/15/2013+                  580,708
    800,000  Telus Corp.
               8.00% due 6/1/2011                     909,249
    800,000  Verizon Global Funding Corp.
               7.75% due 12/1/2030                    898,544
                                                 ------------
                                                    5,622,360
-------------------------------------------------------------
YANKEE -- 0.5%
  1,600,000  Pemex Master Tr.
               7.875% due 2/1/2009 (2)              1,740,000
-------------------------------------------------------------
             TOTAL CORPORATE BONDS
               (COST $82,129,842)                  84,041,897
-------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES -- 37.0%
             FHLMC
$ 2,950,000    5.50%, (30 yr. TBA)               $  2,936,171
 17,202,581    5.50%, 2033                         17,180,248
  1,413,307    6.50%, 11/1/2031                     1,475,316
  2,506,272    6.50%, 8/1/2032                      2,614,103
    167,181    7.00%, 8/1/2008                        177,323
             FNMA
  4,860,000    5.50%, (15 yr. TBA)                  4,969,350
 11,500,000    5.00%, (30 yr. TBA)                 11,104,688
 12,000,000    5.50%, (30 yr. TBA)                 11,940,000
  6,650,000    6.00%, (30 yr. TBA)                  6,787,156
  6,500,000    6.50%, (30 yr. TBA)                  6,766,097
  7,102,862    5.00%, 2018                          7,128,143
  4,993,293    5.00%, 2019                          5,011,065
 15,115,229    5.00%, 2034                         14,618,499
  5,572,602    5.50%, 6/1/2033                      5,562,039
  5,592,201    5.50%, 5/1/2034                      5,572,695
  1,680,728    6.00%, 10/1/2013                     1,756,519
    807,362    6.00%, 2016                            842,452
    603,200    6.00%, 8/1/2017                        629,156
  5,833,786    6.00%, 2/1/2034                      5,979,207

-------------------------------------------------------------
Principal
Amount                                                  Value
-------------------------------------------------------------
$ 2,651,212    6.50%, 2017                       $  2,802,346
  3,934,289    6.50%, 2032                          4,099,482
    540,133    7.00%, 9/1/2014                        573,879
  1,360,793    7.00%, 2032                          1,436,779
  1,308,533    7.50%, 12/1/2029                     1,403,173
    130,559    8.00%, 6/1/2008                        137,357
    390,300    8.00%, 2030                            424,506
    337,964    8.00%, 3/1/2031                        367,105
        730    8.25%, 1/1/2009                            762
     28,688    8.50%, 8/1/2009                         30,912
             GNMA
  1,479,125    6.00%, 10/15/2032                    1,518,795
    934,977    6.00%, 12/15/2033                      959,741
  2,787,895    6.50%, 2032                          2,916,432
    412,954    8.00%, 2030                            452,713
-------------------------------------------------------------
             TOTAL MORTGAGE PASS-THROUGH
               SECURITIES
               (COST $131,696,408)                130,174,209
-------------------------------------------------------------
SOVEREIGN DEBT SECURITIES -- 0.8%
$   550,000  Pemex Project Funding Master Tr.
               2.82% due 6/15/2010+(2)           $    552,475
    950,000  Republic of South Africa
               6.50% due 6/2/2014                     959,500
  1,100,000  United Mexican States
               8.00% due 9/24/2022                  1,142,350
-------------------------------------------------------------
             TOTAL SOVEREIGN DEBT SECURITIES
               (COST $2,615,864)                    2,654,325
-------------------------------------------------------------
U.S. GOVERNMENT SECURITIES -- 19.3%
U.S. GOVERNMENT AGENCY SECURITIES -- 4.3%
             FNMA
$ 4,955,000    1.02%, 7/20/2004++                $  4,951,705
  9,400,000    3.25%, 1/15/2008                     9,237,982
    900,000    4.625%, 10/15/2013                     866,625
                                                 ------------
                                                   15,056,312
-------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES -- 15.0%
             U.S. Treasury Bonds
  7,539,000    5.375%, 2/15/2031                    7,603,496
 11,670,000    6.00%, 2/15/2026                    12,574,880
             U.S. Treasury Notes
  1,519,000    4.00%, 6/15/2009                     1,531,995
  1,100,000    4.25%, 11/15/2013                    1,070,652
 23,020,000    4.375%, 5/15/2007                   23,793,334
  6,293,000    4.75%, 5/15/2014                     6,358,636
                                                 ------------
                                                   52,932,993
-------------------------------------------------------------
             TOTAL U.S. GOVERNMENT SECURITIES
               (COST $67,811,551)                  67,989,305
-------------------------------------------------------------
COMMERCIAL PAPER -- 11.1%
AUTOMOTIVE -- 2.8%
$10,000,000  Toyota Motor Credit Corp.
               1.04% due 7/15/2004 (1)           $  9,995,956
-------------------------------------------------------------
BEVERAGE -- 2.1%
  7,300,000  Coca-Cola Enterprises, Inc.
               1.12% due 7/15/2004 (1)              7,296,820
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.8%
 10,000,000  Citigroup Global Markets Hldgs.,
               Inc.
               1.10% due 7/15/2004 (1)              9,995,722
-------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.3%
  4,700,000  Procter & Gamble Co.
               1.02% due 7/15/2004 (1)              4,698,136
-------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

June 30, 2004 (Unaudited)


-------------------------------------------------------------
Principal
Amount                                                  Value
-------------------------------------------------------------
MEDIA -- 2.1%
$ 7,200,000  Tribune Co.
               1.10% due 7/15/2004 (1)           $  7,196,920
-------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
               (COST $39,183,554)                  39,183,554
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.4%
$11,959,000  State Street Bank and Trust Co.
             repurchase agreement,
             dated 6/30/2004, maturity
             value $11,959,448 at
             1.35%, due 7/1/2004 (1)(3)
               (COST $11,959,000)                $ 11,959,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 110.7%
  (COST $389,633,738)                             389,338,806
PAYABLES FOR MORTGAGE PASS-THROUGHS
  DELAYED DELIVERY SECURITIES (1) -- (14.7)%      (51,554,464)
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 4.0%                         14,022,195
-------------------------------------------------------------
NET ASSETS -- 100%                               $351,806,537
-------------------------------------------------------------

+  Rule 144A restricted security.

++ Discount note. The rate shown is the effective yield at date of purchase.

(1) Securities are segregated to cover forward mortgage purchases.

(2) Floating rate note. The rate shown is the rate in effect at June 30, 2004.

(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $389,633,738)     $389,338,806
  Cash                                                  2,016
  Receivable for securities sold                    9,906,056
  Interest receivable                               4,261,789
  Receivable for fund shares sold                     162,736
  Other assets                                          3,906
                                                 ------------
    TOTAL ASSETS                                  403,675,309
                                                 ------------

LIABILITIES
  Payable for forward mortgage securities
    purchased--Note F                              51,554,464
  Payable for fund shares redeemed                     99,281
  Accrued expenses                                     56,410
  Due to GIS                                          158,617
                                                 ------------
    TOTAL LIABILITIES                              51,868,772
                                                 ------------
    NET ASSETS                                   $351,806,537
                                                 ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                          $  2,933,636
  Additional paid-in capital                      347,058,499
  Undistributed net investment income               1,190,706
  Accumulated net realized gain on investments        918,628
  Net unrealized depreciation of investments         (294,932)
                                                 ------------
    NET ASSETS                                   $351,806,537
                                                 ============
SHARES OUTSTANDING--$0.10 PAR VALUE                29,336,358
                                                 ============
NET ASSET VALUE PER SHARE                        $      11.99
                                                 ============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Interest                                        $ 8,582,058
                                                  -----------

  EXPENSES:
    Investment advisory fees--Note B                  920,027
    Custodian fees                                     61,643
    Printing expense                                   27,297
    Directors' fees--Note B                            14,949
    Audit fees                                         11,362
    Other                                              23,398
                                                  -----------
      Total Expenses                                1,058,676
                                                  -----------
  NET INVESTMENT INCOME                             7,523,382
                                                  -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS--NOTE C
    Net realized gain on investments                  984,816
    Net change in unrealized appreciation
      of investments                               (8,025,918)
                                                  -----------
  NET REALIZED AND UNREALIZED LOSS
    ON INVESTMENTS                                 (7,041,102)
                                                  -----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS    $   482,280
                                                  ===========

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                   (AUDITED)
                                                                        ----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                 $  7,523,382                $ 16,075,914
    Net realized gain on investments                                           984,816                  11,840,177
    Net change in unrealized appreciation/(depreciation) of
      investments                                                           (8,025,918)                 (8,323,667)
                                                                          ------------                ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     482,280                  19,592,424
                                                                          ------------                ------------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                   (6,915,426)                (15,493,164)
    Net realized gain on investments                                          (763,863)                (11,375,237)
                                                                          ------------                ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                     (7,679,289)                (26,868,401)
                                                                          ------------                ------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net assets from capital share
      transactions--Note G                                                 (25,638,833)                (43,170,429)
                                                                          ------------                ------------
  NET DECREASE IN NET ASSETS                                               (32,835,842)                (50,446,406)

NET ASSETS:
Beginning of period                                                        384,642,379                 435,088,785
                                                                          ------------                ------------
End of period*                                                            $351,806,537                $384,642,379
                                                                          ============                ============

* Includes undistributed net investment income of:                        $  1,190,706                $    582,750

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2004 (Unaudited)
------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                  $     482,280
    Adjustments to reconcile net increase
      in net assets resulting from operations to net cash
      provided by operating activities:
        Purchases of long-term securities                                (336,014,204)
        Proceeds from sales of long-term securities                       356,070,848
        Proceeds from mortgage securities' paydown                         19,553,798
        Gain on proceeds from mortgage securities' paydown                    474,862
        Premium amortization/discount accretion, net                          373,809
        Purchases of short-term investments, net                          (21,914,241)
        Increase in receivables for securities sold                        (9,906,056)
        Increase in receivables                                              (887,248)
        Decrease in other assets                                                4,817
        Increase in accrued expenses                                            7,955
        Decrease in due to GIS                                                (16,600)
        Net realized gain on total investments                               (866,580)
        Net change in unrealized appreciation of investments                8,025,918
                                                                        -------------
          Net cash provided by operating activities                        15,389,358
                                                                        -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
        Proceeds from fund shares sold                                     13,291,982
        Payments for fund shares redeemed                                 (46,826,288)
        Cash distributions paid                                              (124,283)
        Proceeds from the financing of dollar roll
          transactions, net                                                18,271,191
                                                                        -------------
          Net cash used in financing activities                           (15,387,398)
                                                                        -------------

INCREASE IN CASH                                                                1,960
CASH
  Beginning of period                                                              56
                                                                        -------------
  End of period                                                         $       2,016
                                                                        =============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Non-cash financing activities not included above:
    Reinvestment of distributions                                       $   7,555,006
                                                                        =============

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian Bond Fund, Inc. (the Fund or GBF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

     Shares of GBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

     Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GBF. Net realized short-term and long-term capital gains for GBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GBF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GBF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENT AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an

/ /  The Guardian Bond Fund, Inc.

June 30, 2004 (Unaudited)


annual rate of .50% of the average daily net assets of the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $335,604,592 and $357,566,777, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2004 aggregated $3,620,167 and $3,915,099, respectively, resulting in net unrealized depreciation of $294,932.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  REVERSE REPURCHASE AGREEMENTS

     GBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF enters into a reverse repurchase agreement, GBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

NOTE F.  DOLLAR ROLL TRANSACTIONS

     GBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

NOTE G.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.10 par value capital stock authorized for GBF.

     Transactions in capital stock were as follows:

                                          Six Months Ended          Year Ended          Six Months Ended          Year Ended
                                           June 30, 2004        December 31, 2003        June 30, 2004        December 31, 2003
                                            (Unaudited)             (Audited)             (Unaudited)             (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                          Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   1,083,837              4,877,903            $ 13,361,317          $  61,955,241
Shares issued in reinvestment of
  dividends and distributions                   637,016              2,131,412               7,555,006             26,463,213
Shares repurchased                           (3,783,783)           (10,364,326)            (46,555,156)          (131,588,883)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                                 (2,062,930)            (3,355,011)           $(25,638,833)         $ (43,170,429)
---------------------------------------------------------------------------------------------------------------------------------

/ /  The Guardian Bond Fund, Inc.

June 30, 2004 (Unaudited)


NOTE H.  LINE OF CREDIT

     A $100,000,000 line of credit available to GBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian Bond Fund, Inc.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS
                                             ENDED                YEAR ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   ----------------------------------------------------
                                          (UNAUDITED)      2003       2002       2001       2000       1999
                                         --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  12.25      $  12.52   $  11.99   $  11.75   $  11.41   $  12.23
                                           --------      --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.26          0.50       0.57       0.69       0.81       0.68
  Net realized and unrealized
    gain/(loss) on investments.........       (0.25)         0.09       0.55       0.34       0.31      (0.79)
                                           --------      --------   --------   --------   --------   --------
  Net increase/(decrease) from
    investment operations..............        0.01          0.59       1.12       1.03       1.12      (0.11)
                                           --------      --------   --------   --------   --------   --------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................       (0.24)        (0.48)     (0.55)     (0.73)     (0.78)     (0.68)
  Net realized gain on investments.....       (0.03)        (0.38)     (0.04)     (0.06)        --      (0.03)
                                           --------      --------   --------   --------   --------   --------
  Total dividends and distributions....       (0.27)        (0.86)     (0.59)     (0.79)     (0.78)     (0.71)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  11.99      $  12.25   $  12.52   $  11.99   $  11.75   $  11.41
                                           --------      --------   --------   --------   --------   --------
TOTAL RETURN*..........................        0.06%(a)      4.73%      9.47%      8.86%     10.02%     (0.84)%
                                           --------      --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................    $351,807      $384,642   $435,089   $357,892   $355,435   $376,431
  Ratio of expenses to average net
    assets.............................        0.57%(b)      0.56%      0.56%      0.57%      0.55%      0.57%
  Ratio of expenses excluding interest
    expense to average net assets......        0.57%(b)      0.56%      0.56%      0.56%      0.55%      0.55%
  Ratio of net investment income to
    average net assets.................        4.09%(b)      3.75%      4.55%      5.41%      6.75%      5.78%
  Portfolio turnover rate..............          93%          215%       249%       414%       297%       257%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Bond Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders follows.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)      Not Applicable.

(a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.


By:       /s/ Thomas G. Sorell
         ----------------------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Thomas G. Sorell
          -------------------------------------------------
           Thomas G. Sorell
           President of
           The Guardian Bond Fund, Inc.


Date:     August 27, 2004


By:         /s/ Frank L. Pepe
           --------------------------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     August 27, 2004